INSTITUTIONAL MONEY MARKET FUNDS
                               ANNUAL REPORT
                               For the year ended June 30, 2000

                                                                  One Group Logo

                               ONE GROUP(R) INSTITUTIONAL PRIME MONEY MARKET
                               FUND
                               ONE GROUP(R) TREASURY ONLY MONEY MARKET FUND
                               ONE GROUP(R) GOVERNMENT MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

Portfolio Performance Review................................................   2
Schedules of Portfolio Investments..........................................   5
Statements of Assets and Liabilities......................................... 10
Statements of Operations..................................................... 11
Statements of Changes in Net Assets.......................................... 12
Schedules of Capital Stock Activity.......................................... 13
Financial Highlights......................................................... 14
Notes to Financial Statements................................................ 19
Report of Independent Accountants............................................ 24

                One Group Institutional Prime Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Institutional Prime Money Market Fund I share class was 6.47% on June 30, 2000, up from 4.97% on June 30, 1999.

The increase in the Fund's yield over the fiscal year primarily was due to the Federal Reserve's tightening policy. The Federal Reserve raised short-term interest rates five times during the fiscal year, for a total increase of 1.75 percentage points.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund remained diversified among high-quality commercial paper and other corporate money market securities. Our objective was to anticipate movements in interest rates and structure the portfolio accordingly to take advantage of the rising rate environment. By maintaining a relatively short weighted average maturity, we were able to quickly take advantage of interest rate increases. On June 30, 2000, the Fund's weighted average maturity was 50 days. During the fiscal year the Fund maintained its "AAA" quality rating--the highest available--from Standard & Poor's and Moody's Investors Service.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Until the economy slows down to a pace the Federal Reserve believes can be maintained without the threat of inflation, additional interest rate hikes are possible. As such, we will maintain an appropriate weighted average maturity and continue to invest only in the highest-quality investments.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                                           AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION  7 DAY YIELD   1 YEAR    SINCE INCEPTION
      Class I       4/19/99      6.47%      5.87%         5.70%
      Class S       4/19/99      6.28%      5.65%         5.47%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to April 10, 2000, performance for Class S is based on Class I share performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                   One Group Treasury Only Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Treasury Only Money Market Fund I share class was 5.74% on June 30, 2000, up from 4.46% on June 30, 1999. The increase primarily was due to the rising interest rate environment during the fiscal year.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE YEAR? An extremely strong U.S. economy caused the Federal Reserve to raise interest rates five times over the 12-month period. As a result, the federal funds rate increased a total of 1.75 percentage points during the year.

The federal government currently is running a budget surplus, and it projects surpluses to continue into the future. This has allowed the U.S. Treasury to cut debt issuance by reducing the number and size of 30-year bonds and one-year bills. The Treasury also has been active in buying back outstanding Treasury debt in the 20- to 30-year area. This reduction in supply has negatively affected the Fund's performance by increasing prices on available Treasury bills.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We extended the Fund's average maturity during the fiscal year as the market moved on economic releases and expectations regarding the future course of the Federal Reserve. This strategy enabled the Fund to steadily increase yield.

Average maturity moved from 55 days on June 30, 1999, to 57 days on June 30, 2000. During the fiscal year the Fund maintained its "AAA" quality rating--the highest available--from Standard & Poor's and Moody's Investors Service.

Overall, we were able to generate attractive Fund performance by diligently monitoring economic factors and the market's supply/demand conditions. We also took advantage of market factors and situations that produced additional yield for shareholders. The Fund's securities lending program also added value, especially late into the fiscal year, as an ever-decreasing supply of Treasury securities allowed the Fund to realize greater income than the previous year.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We plan to continue extending the Fund's average maturity, as we expect supply and demand issues to remain a significant factor in the market. Specifically, the U.S. Treasury is expected to continue buying back existing government debt and reducing the issuance of new debt. Additionally, a good deal of uncertainty regarding the Federal Reserve's interest rate policy remains. Current projections range from no further tightenings to another one-percentage-point increase over the next fiscal year.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                                             AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION  7 DAY YIELD  1 YEAR  5 YEARS  SINCE INCEPTION
      Class I       4/16/93      5.74%     5.27%    5.17%        4.85%
      Class S       4/16/93      5.55%     5.02%    4.92%        4.59%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to April 10, 2000, performance for Class S is based on Class I performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Government Money Market Fund

Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Government Money Market Fund I share class was 6.45% on June 30, 2000, up from 4.85% on June 30, 1999. The increase primarily was due to the period's rising interest rate environment.

HOW WOULD YOU CHARACTERIZE THE MARKET CLIMATE DURING THE YEAR?
Continued strong growth in the United States and concern about possible inflationary pressures caused the Federal Reserve to increase interest rates
1.75 percentage points over the fiscal year.

The federal government currently is running a budget surplus, and it projects surpluses to continue into the future. This has allowed the U.S. Treasury to decrease Treasury supply dramatically by reducing the number and size of 30-year bonds and one-year bills. The Treasury also has been active in buying back outstanding Treasury debt in the 20- to 30-year area. This reduction in supply has negatively affected the Fund's performance by increasing prices and effectively increasing the cost of doing business.

In response to the Treasury buyback program, major U.S. government agencies increased supply and created new reference bill notes. These new securities were designed to potentially replace the Treasury bill as a reference index.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We continued to implement a barbell maturity structure during the year. This common strategy involves favoring securities at the long and short ends of a particular maturity range over those with intermediate maturities. At the "long" end, we purchased securities with maturities of six months to one year, and at the "short" end, we held overnight repurchase agreements. This strategy helped the fund maintain a high level of liquidity and benefit from higher yields--the "long" securities offered the yield advantages, while the "short" securities provided the liquidity needed to quickly participate in the rate increases.
At year end, the Fund's average maturity was 56 days, unchanged from June 30, 1999. During the fiscal year the Fund maintained its "AAA" quality rating--the highest available--from Standard & Poor's and Moody's Investors Service.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect a moderation in growth over the next year. We also expect to see a flatter yield curve that could invert later in the period. In anticipation of this, we plan to move the Fund's maturity into a more laddered approach, whereby money is invested over a series of maturities and the overnight cash position is reduced.

/s/ Sherman Smith
Sherman Smith
Team Leader, Money Market Team
Banc One Investment Advisors Corporation

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

                                             AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  INCEPTION  7 DAY YIELD  1 YEAR  5 YEARS  SINCE INCEPTION
      Class I       6/14/93      6.45%     5.69%    5.50%        5.17%
      Class S       6/14/93      6.25%     5.43%    5.24%        4.91%

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to April 10, 2000, performance for Class S is based on Class I performance adjusted to reflect the deduction of fees and expenses.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (68.0%):
Asset Backed (51.1%):
$ 22,000    Ace Overseas Corp., 6.63%, 8/7/00
              (b)..............................  $   21,850
  50,000    Amsterdam Funding Corp., 6.15%,
              7/11/00 (b)......................      49,915
  25,000    Amsterdam Funding Corp., 6.17%,
              7/18/00 (b)......................      24,927
  50,000    Amsterdam Funding Corp., 6.21%,
              7/25/00 (b)......................      49,793
  37,868    Atlantis One Funding Corp., 6.67%,
              8/2/00 (b).......................      37,643
  56,106    Atlantis One Funding Corp., 6.65%,
              8/3/00 (b).......................      55,763
  60,550    Bavaria T.R.R. Corp., 6.20%,
              7/19/00 (b)......................      60,362
  20,000    Bavaria Universal Funding Co.,
              6.16%, 7/12/00 (b)...............      19,962
  56,276    Bavaria Universal Funding Co.,
              6.16%, 7/17/00 (b)...............      56,122
  47,000    Beta Finance, Inc., 5.98%, 7/14/00
              (b)..............................      46,899
  73,000    CC USA, Inc., 5.97%, 7/14/00 (b)...      72,843
  32,500    CC USA, Inc., 6.26%, 9/25/00 (b)...      32,015
  50,000    Ciesco L.P., 6.48%, 7/11/00 (b)....      49,910
 127,000    Citibank Capital Markets Assets
              L.L.C., 6.65%, 8/14/00 (b).......     125,967
  40,000    Citibank Credit Card Master Trust
              (Dakota), 6.13%, 7/13/00 (b).....      39,918
  50,000    Citibank Credit Card Master Trust
              (Dakota), 6.21%, 7/26/00 (b).....      49,784
 100,000    Corporate Receivables Corp., 6.13%,
              7/10/00 (b)......................      99,846
  75,000    CXC, Inc., 6.61%, 8/11/00 (b)......      74,435
  60,730    Enterprise Funding Corp., 6.25%,
              7/27/00 (b)......................      60,456
  56,126    Forrestal Funding Master Trust,
              6.97%, 8/21/00 (b)...............      55,596
  27,204    Greenwich Funding Corp., 5.97%,
              7/3/00 (b).......................      27,195
  50,260    Intrepid Funding Masters Trust,
              6.63%, 9/8/00 (b)................      49,621
  60,000    K2 (USA) L.L.C., 6.07%, 8/8/00
              (b)..............................      59,616
  35,000    K2 (USA) L.L.C., 6.09%, 8/29/00
              (b)..............................      34,651
  50,000    K2 (USA) L.L.C., 6.10%, 9/15/00
              (b)..............................      49,356
  20,000    K2 (USA) L.L.C., 6.17%, 10/10/00
              (b)..............................      19,654
  15,000    Links Finance L.L.C., 6.10%, 9/8/00
              (b)..............................      14,825
  75,000    Moat Funding L.L.C., 6.15%, 7/6/00
              (b)..............................      74,936
 100,000    Moat Funding L.L.C., 6.15%, 7/7/00
              (b)..............................      99,897
 100,000    Moat Funding L.L.C., 6.59%, 7/21/00
              (b)..............................      99,633
  28,142    Mont Blanc Capital Corp., 6.12%,
              7/5/00 (b).......................      28,123

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 49,533    Mont Blanc Capital Corp., 6.67%,
              8/7/00 (b).......................  $   49,193
  29,945    Mont Blanc Capital Corp., 6.68%,
              8/15/00 (b)......................      29,695
  90,000    Montauk Funding Corp., 6.60%,
              7/18/00 (b)......................      89,720
  60,000    Montauk Funding Corp., 6.67%,
              8/15/00 (b)......................      59,500
  20,000    Monte Rosa Capital Corp., 6.55%,
              7/20/00 (b)......................      19,931
  25,304    Monte Rosa Capital Corp., 6.67%,
              8/21/00 (b)......................      25,065
  52,009    Old Line Funding Corp., 6.59%,
              7/21/00 (b)......................      51,819
  50,352    Repeat Offering Securitisation
              Entity, Inc., 6.16%, 7/20/00
              (b)..............................      50,188
  53,249    Repeat Offering Securitisation
              Entity, Inc., 6.16%, 7/21/00
              (b)..............................      53,067
  25,369    Repeat Offering Securitisation
              Entity, Inc., 6.19%, 7/24/00
              (b)..............................      25,269
  25,054    Repeat Offering Securitisation
              Entity, Inc., 6.45%, 7/28/00
              (b)..............................      24,933
  47,000    Sheffield Receivables Corp., 6.58%,
              7/5/00 (b).......................      46,966
  46,900    Sheffield Receivables Corp., 6.64%,
              9/11/00 (b)......................      46,277
  25,000    Sigma Finance, Inc., 5.97%, 7/17/00
              (b)..............................      24,934
  50,000    Sigma Finance, Inc., 6.28%, 9/27/00
              (b)..............................      49,232
  27,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.14%, 7/3/00
              (b)..............................      26,991
  50,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.14%, 7/5/00
              (b)..............................      49,962
  40,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.65%, 7/12/00
              (b)..............................      39,919
  30,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.60%, 7/13/00
              (b)..............................      29,934
  50,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.58%, 7/19/00
              (b)..............................      49,836
  75,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.62%, 8/2/00
              (b)..............................      74,559
  25,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.53%, 8/3/00
              (b)..............................      24,850

Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 25,369    Special Purpose Accounts Receivable
              Cooperative Corp., 6.65%, 8/18/00
              (b)..............................  $   25,144
  75,000    Variable Funding Corp., 6.63%,
              9/15/00 (b)......................      73,951
                                                 ----------
                                                  2,682,448
                                                 ----------
Automotive (0.6%):
  30,000    American Honda Finance Corp.,
              6.60%, 9/11/00...................      29,604
                                                 ----------
Banking (8.4%):
  30,000    AB Spintab, 6.60%, 9/12/00.........      29,599
  61,500    Banco Rio De La Plata S.A., 6.75%,
              3/8/01...........................      58,617
  25,000    Galicia Buenos Aires Funding Corp.,
              6.60%, 9/20/00...................      24,629
  40,028    Santander Finance De, Inc., 6.61%,
              9/5/00...........................      39,543
  50,000    Swedbank, 6.59%, 9/6/00............      49,387
  50,000    Swedbank, 6.60%, 9/7/00............      49,377
  50,000    UBN Delaware, 6.60%, 7/28/00.......      49,753
  50,000    UBN Delaware, 6.57%, 8/9/00........      49,644
  92,000    UBS Finance Delaware, 6.60%,
              9/5/00...........................      90,886
                                                 ----------
                                                    441,435
                                                 ----------
Brokerage Services (4.5%):
  75,000    Goldman Sachs L.P., 6.09%,
              8/31/00..........................      74,226
 161,000    Morgan Stanley Group, Inc., 6.85%,
              7/6/00...........................     160,847
                                                 ----------
                                                    235,073
                                                 ----------
Conglomerates (0.9%):
  50,000    General Electric Capital Co.,
              5.58%, 9/11/00...................      49,342
                                                 ----------
Governments (Foreign) (0.5%):
  27,907    United Mexican States,
              6.05%, 7/5/00....................      27,888
                                                 ----------
Oil & Gas Exploration (2.0%):
  40,000    Pemex Capital Co., 6.60%,
              7/25/00..........................      39,824
  24,160    Pemex Capital Co., 6.63%,
              10/4/00..........................      23,737
  40,000    Petrobras International Finance
              Corp., 6.14%, 7/12/00............      39,925
                                                 ----------
                                                    103,486
                                                 ----------
  Total Commercial Paper                          3,569,276
                                                 ----------
CORPORATE NOTES (8.5%):
Asset Backed (8.5%):
   2,500    Racers Series 1998-MM-7-1, 6.70%,
              8/11/00* (b).....................       2,500
  28,000    Racers Series 1999-25-MM-MBS,
              6.82%, 9/6/00*...................      28,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CORPORATE NOTES, CONTINUED:
Asset Backed, continued:
$  5,500    Racers Series 1999-26-MM-CCABS,
              6.79%, 7/17/00* (b)..............  $    5,500
  18,000    Racers Series 1999-35-MM-MBS,
              6.82%, 12/15/00* (b).............      18,000
 150,000    Racers Series 2000-7-MM, 6.83%,
              5/30/01* (b).....................     150,000
  15,000    Strategic Money Market Trust,
              Series 1999-A, 6.48%, 9/13/00*
              (b)..............................      15,000
  60,000    Strategic Money Market Trust,
              Series 1999-A, 6.40%, 9/13/00*
              (b)..............................      60,000
  25,000    Strategic Money Market Trust,
              Series 2000-B, 6.81%, 12/13/00*
              (b)..............................      25,000
 140,000    Structured Products Asset Return,
              Certificates, Series 2000-1,
              6.36%, 7/24/00* (b)..............     140,000
                                                 ----------
                                                    444,000
                                                 ----------
Banking (0.0%):
   2,000    BankAmerica Corp., 9.70%,
              8/1/00*..........................       2,006
                                                 ----------
  Total Corporate Notes                             446,006
                                                 ----------
CORPORATE BONDS (0.6%):
Brokerage Services (0.6%):
  33,700    Goldman Sachs Group, 6.71%,
              1/16/01*.........................      33,763
                                                 ----------
  Total Corporate Bonds                              33,763
                                                 ----------
MASTER NOTES (0.8%):
Automotive (0.8%):
  40,000    Paccar Leasing Corp.,
              6.72%, 8/4/00*...................      40,000
                                                 ----------
  Total Master Notes                                 40,000
                                                 ----------
MEDIUM TERM/SENIOR NOTES (8.4%):
Asset Backed (6.4%):
  14,000    Beta Finance, Inc., 5.75%, 7/24/00
              (b)..............................      14,000
     500    Beta Finance, Inc., 5.75%,
              7/24/00 (b)......................         500
  25,000    Beta Finance, Inc., 6.66%, 2/5/01
              (b)..............................      25,000
  25,000    Beta Finance, Inc., 6.99%,
              4/10/01 (b)......................      25,000
   1,000    CC USA, Inc., 6.00%, 8/7/00 (b)....       1,000
   1,000    CC USA, Inc., 6.06%, 8/16/00 (b)...       1,000
   2,000    CC USA, Inc., 6.10%, 9/7/00 (b)....       2,000
  20,000    Dorada Finance, Inc., 6.16%,
              10/16/00 (b).....................      20,000
  25,000    K2 (USA) L.L.C., 6.90%, 3/30/01
              (b)..............................      25,000
  25,000    K2 (USA) L.L.C., 7.21%, 5/8/01
              (b)..............................      25,002
  42,500    K2 (USA) L.L.C., 6.65, 5/15/01
              (b)..............................      42,500
   2,500    Sigma Finance, Inc., 6.11%, 9/13/00
              (b)..............................       2,500
  25,000    Sigma Finance, Inc., 6.84%, 4/17/01
              (b)..............................      25,000
  35,000    Sigma Finance, Inc., 6.90%, 5/2/01
              (b)..............................      35,000

Continued

One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MEDIUM TERM/SENIOR NOTES, CONTINUED:
Asset Backed, continued:
$ 25,000    Sigma Finance, Inc., 7.25%, 5/9/01
              (b)..............................  $   25,000
  50,000    Sigma Finance, Inc., 7.25%, 6/15/01
              (b)..............................      49,999
  22,890    Strategic Money Market Trust,
              Series 2000-B, 6.91%, 12/13/00*
              (b)..............................      22,890
                                                 ----------
                                                    341,391
                                                 ----------
Brokerage Services (1.0%):
   1,000    Bear Stearns Co., Inc., 6.75%,
              8/15/00..........................       1,001
  50,000    Goldman Sachs L.P., 6.69%,
              8/23/00..........................      50,000
                                                 ----------
                                                     51,001
                                                 ----------
Financial Services (1.0%):
   8,085    AT&T Capital Corp., 7.50%,
              11/15/00.........................       8,124
  15,000    AT&T Capital Corp., 6.75%,
              12/1/00..........................      15,027
  26,800    AT&T Capital Corp., 6.88%,
              1/16/01..........................      26,851
                                                 ----------
                                                     50,002
                                                 ----------
  Total Medium Term/Senior Notes                    442,394
                                                 ----------
FUNDING AGREEMENTS (3.2%):
Insurance (3.2%):
  25,000    AllState Life Insurance, 6.66%,
              8/1/00*..........................      25,000
  45,000    Monumental Life Insurance Co.,
              6.86%, 7/13/01*..................      45,000
  50,000    Travelers Insurance Co., 6.90%,
              12/13/00*........................      50,000
  50,000    Travelers Insurance Co., 6.88%,
              3/9/01*..........................      50,000
                                                 ----------
  Total Funding Agreements                          170,000
                                                 ----------
CERTIFICATES OF DEPOSIT (0.4%):
Banking (0.4%):
   7,000    Allfirst Bank, 6.85%, 9/29/00*.....       6,997
  15,000    Allfirst Bank, 7.09%, 12/4/00*.....      15,015
                                                 ----------
  Total Certificates of Deposit                      22,012
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
YANKEE CERTIFICATES OF DEPOSIT (2.5%):
Banking -- Foreign (2.5%):
$100,000    Natexis Banque, 6.74%, 9/7/00......  $  100,001
  14,000    Union Bank of Switzerland, 6.21%,
              12/8/00..........................      13,996
  15,000    Union Bank of Switzerland, 6.22%,
              12/11/00.........................      14,996
                                                 ----------
  Total Yankee Certificates of Deposit              128,993
                                                 ----------
REPURCHASE AGREEMENTS (6.0%):
  49,817    Goldman Sachs, 5.50%, 7/3/00,
              (Collateralized by $39,757
              various U.S. Treasury Securities,
              6.25% - 9.88%,
              10/31/01 - 11/15/15, market value
              $50,814).........................      49,817
 125,000    Salomon Smith Barney, 6.75%,
              7/3/00, (Collateralized by
              $128,822 various U.S. Government
              Securities, 8.00%,
              2/1/30 - 6/1/30, market value
              $128,750)........................     125,000
 142,000    Westdeutsche Landesbank GZ QAY,
              6.80%, 7/3/00, (Collateralized by
              $272,050 various U.S. Government
              Securities, 4.97% - 8.20%,
              9/21/00 - 5/1/34, market value
              $145,949)........................     142,000
                                                 ----------
  Total Repurchase Agreements                       316,817
                                                 ----------
TIME DEPOSITS (1.9%):
Banking (1.9%):
 100,000    Societe Generale Securities Corp.,
              6.75%, 7/3/00....................     100,000
                                                 ----------
  Total Time Deposits                               100,000
                                                 ----------
Total (Amortized Cost $5,269,261) (a)            $5,269,261
                                                 ==========

------------

Percentages indicated are based on net assets of $5,253,740.

(a) Amortized costs for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $3,439,839 or 65.47% of net assets.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2000.

See notes to financial statements.

One Group Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS (104.9%):
U.S. Treasury Bills (65.1%):
$ 76,446    7/6/00.............................  $ 76,386
  69,641    7/20/00............................    69,437
  13,672    7/27/00............................    13,615
  65,000    8/3/00.............................    64,661
 129,956    8/10/00............................   129,134
   2,948    8/17/00............................     2,927
  55,680    9/21/00............................    54,965
 105,011    9/28/00............................   103,545
  50,000    10/5/00............................    49,274
  25,000    12/7/00............................    24,346
  25,000    12/14/00...........................    24,314
                                                 --------
                                                  612,604
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (39.8%):
$ 35,000    5.38%, 7/31/00.....................  $ 34,985
 174,302    6.13%, 7/31/00.....................   174,339
  50,000    6.00%, 8/15/00.....................    49,988
  50,000    6.25%, 8/31/00.....................    50,028
  50,000    5.75%, 10/31/00....................    49,894
  15,000    4.63%, 11/30/00....................    14,902
                                                 --------
                                                  374,136
                                                 --------
  Total U.S. Treasury Obligations                 986,740
                                                 --------
Total (Amortized Cost $986,740) (a)              $986,740
                                                 ========

------------

Percentages indicated are based on net assets of $940,864.

(a) Represents cost for financial reporting purposes and differs from cost for federal income tax by $14.

See notes to financial statements.

One Group Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 2000
(Amounts in Thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (43.7%):
Federal Farm Credit Bank (1.6%):
$ 30,000    6.33%, 1/2/01......................  $   29,097
  30,000    6.35%, 2/1/01......................      29,990
                                                 ----------
                                                     59,087
                                                 ----------
Federal Home Loan Bank (6.6%):
  20,000    5.54%, 7/12/00.....................      20,000
  24,696    5.91%, 8/3/00......................      24,572
  30,000    6.42%, 11/7/00.....................      29,357
  35,000    5.97%, 12/1/00.....................      34,947
  50,000    6.70%, 12/22/00....................      48,432
  30,000    6.61%, 2/1/01......................      28,907
  30,000    6.67%, 4/6/01......................      29,987
  25,000    7.20%, 6/7/01......................      24,996
                                                 ----------
                                                    241,198
                                                 ----------
Federal Home Loan Mortgage Corp. (6.5%):
  20,000    5.64%, 7/5/00......................      19,988
  30,000    6.35%, 1/5/01......................      29,999
  30,000    6.53%, 1/16/01.....................      28,999
  19,006    6.66%, 2/1/01......................      18,309
 120,000    6.56%, 3/1/01......................     115,064
  25,000    6.81%, 3/29/01.....................      23,817
                                                 ----------
                                                    236,176
                                                 ----------
Federal National Mortgage Assoc. (9.3%):
  25,000    5.49%, 8/18/00.....................      24,978
 110,000    6.51%, 9/28/00.....................     108,229
  30,000    5.89%, 11/24/00....................      29,990
  25,000    6.20%, 12/27/00....................      24,987
  30,000    6.35%, 2/2/01......................      29,985
  30,000    6.48%, 2/22/01.....................      29,974
  15,000    6.52%, 3/16/01.....................      14,937
  30,000    6.17%, 4/12/01.....................      28,535
  25,000    6.60%, 5/4/01......................      24,906
  22,884    7.00%, 5/17/01.....................      22,840
                                                 ----------
                                                    339,361
                                                 ----------
Freddie Mac (10.4%):
 200,000    6.57%, 7/3/00......................     199,928
 100,000    6.55%, 8/31/00.....................      98,890
  60,000    6.23%, 4/26/01.....................      56,878
  25,000    6.71%, 5/24/01.....................      23,476
                                                 ----------
                                                    379,172
                                                 ----------
Student Loan Marketing Assoc. (9.3%):
 240,000    6.50%, 8/3/00*.....................     239,989

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Student Loan Marketing Assoc., continued:
$100,000    6.54%, 11/9/00*....................  $   99,993
                                                 ----------
                                                    339,982
                                                 ----------
  Total U.S. Government Agency Mortgages          1,594,976
                                                 ----------
REPURCHASE AGREEMENTS (56.6%):
 651,473    ABN AMRO QAY, 6.80%, 7/3/00,
              (Collateralized by $658,028
              various U.S. Government
              Securities,
              6.65% - 7.13%,
              3/30/01 - 11/15/01, market value
              $664,503)........................     651,473
  55,000    Barclays De Zoette Wedd, 6.75%,
              7/3/00, (Collateralized by
              $56,735 various U.S. Government
              Securities, 0.00% - 7.78%,
              7/20/00 - 1/15/30, market value
              $56,103).........................      55,000
 125,000    Barclays De Zoette Wedd QTS, 6.55%,
              7/3/00, (Collateralized by
              $124,391 various U.S. Government
              Securities, 5.57% - 7.05%,
              7/6/00 - 9/20/01, market value
              $127,501)........................     125,000
  60,276    Goldman Sachs, 5.50%, 7/3/00,
              (Collateralized by $52,193 U.S.
              Treasury Security, 11.88%,
              11/15/03, market value
              $61,482).........................      60,276
 655,000    Goldman Sachs QAY, 6.85%, 7/3/00,
              (Collateralized by $1,004,848
              various U.S. Government
              Securities,
              0.00% - 8.00%, 4/1/09 - 8/1/37,
              market value $674,650)...........     655,000
 180,000    Salomon Smith Barney QAY, 6.75%,
              7/3/00, (Collateralized by
              $187,275 various U.S. Government
              Securities, 5.50% - 8.00%,
              12/1/13 - 6/1/30, market value
              $185,400)........................     180,000
 155,000    State Street Bank and Trust, 6.70%,
              7/3/00, (Collateralized by
              $157,780 various U.S. Government
              Securities, 5.75% - 6.65%,
              9/1/00 - 11/15/01, market value
              $158,123)........................     155,000
 182,000    Westdeutsche Landesbank, 6.80%,
              7/3/00, (Collateralized by
              $427,465 various U.S. Government
              Securities, 0.00% - 7.11%,
              2/1/01 - 2/1/35, market value
              $187,235)........................     182,000
                                                 ----------
  Total Repurchase Agreements                     2,063,749
                                                 ----------
Total (Amortized Cost $3,658,725) (a)            $3,658,725
                                                 ==========

------------
Percentages indicated are based on net assets of $3,648,179.

(a) Amortized costs for federal income tax and financial reporting purposes are the same.

 * Securities having interest rates that reset weekly based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 2000
(Amounts in Thousands, except per share amounts)

                                                          INSTITUTIONAL PRIME   TREASURY ONLY    GOVERNMENT
                                                             MONEY MARKET       MONEY MARKET    MONEY MARKET
                                                                 FUND               FUND            FUND
                                                          -------------------   -------------   ------------
ASSETS:
Investments, at amortized cost..........................      $5,269,261          $986,740       $3,658,725
Cash....................................................               1                --               --
Interest receivable.....................................          13,616             8,021            9,877
Prepaid expenses and other assets.......................              13                 5               10
                                                              ----------          --------       ----------
Total Assets............................................       5,282,891           994,766        3,668,612
                                                              ----------          --------       ----------
LIABILITIES:
Dividends payable.......................................          28,113             4,295           19,281
Payable to brokers for investments purchased............              --            49,274               --
Accrued expenses and other payables:
  Investment advisory fees..............................             362                60              241
  Administration fees...................................             110                19               76
  Shareholder servicing fees............................               2                21               36
  Other.................................................             564               233              799
                                                              ----------          --------       ----------
Total Liabilities.......................................          29,151            53,902           20,433
                                                              ----------          --------       ----------
NET ASSETS:
Capital.................................................       5,253,740           940,949        3,648,224
Accumulated undistributed net realized gains (losses)
  from investment transactions..........................              --               (85)             (45)
                                                              ----------          --------       ----------
Net Assets..............................................      $5,253,740          $940,864       $3,648,179
                                                              ==========          ========       ==========
NET ASSETS:
  Class I...............................................      $5,209,033          $818,295       $3,433,100
  Class S...............................................          44,707           122,569          215,079
                                                              ----------          --------       ----------
Total...................................................      $5,253,740          $940,864       $3,648,179
                                                              ==========          ========       ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...............................................       5,209,033           818,410        3,433,141
  Class S...............................................          44,707           122,561          215,080
                                                              ----------          --------       ----------
Total...................................................       5,253,740           940,971        3,648,221
                                                              ==========          ========       ==========
Net Asset Value
  Offering and redemption price per share (Class I and
     Class S)...........................................      $     1.00          $   1.00       $     1.00
                                                              ==========          ========       ==========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                YEAR ENDED JUNE 30, 2000
(Amounts in Thousands)

                                                           INSTITUTIONAL PRIME    TREASURY ONLY     GOVERNMENT
                                                              MONEY MARKET        MONEY MARKET     MONEY MARKET
                                                                  FUND                FUND             FUND
                                                           -------------------    -------------    ------------
INVESTMENT INCOME:
Interest income..........................................       $ 52,320             $13,285         $157,694
Discount accretion.......................................        103,756              36,837           36,871
Premium amortization.....................................           (229)             (1,157)            (154)
Income from securities lending...........................             --                 561              102
                                                                --------             -------         --------
Total Income.............................................        155,847              49,526          194,513
                                                                --------             -------         --------
EXPENSES:
Investment advisory fees.................................          2,511                 746            2,727
Administration fees......................................          1,255                 466            1,705
Shareholder servicing fees (Class S).....................              3                  75              128
Custodian fees...........................................            195                  37              239
Interest expense.........................................              9                  --               10
Legal and audit fees.....................................             88                  20               77
Trustees' fees and expenses..............................             73                  19              104
Transfer agent fees......................................             22                   3               18
Registration and filing fees.............................            261                 113              207
Printing costs...........................................             15                   7               42
Other....................................................            216                  91              196
                                                                --------             -------         --------
Total expenses before waivers............................          4,648               1,577            5,453
Less waivers.............................................           (503)                (18)             (26)
                                                                --------             -------         --------
Net Expenses.............................................          4,145               1,559            5,427
                                                                --------             -------         --------
Net Investment Income....................................        151,702              47,967          189,086
                                                                --------             -------         --------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment
  transactions...........................................             --(a)                5               15
                                                                --------             -------         --------
Change in net assets resulting from operations...........       $151,702             $47,972         $189,101
                                                                ========             =======         ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                        INSTITUTIONAL PRIME         TREASURY ONLY               GOVERNMENT
                                                         MONEY MARKET FUND        MONEY MARKET FUND         MONEY MARKET FUND
                                                      -----------------------    --------------------    ------------------------
                                                         YEAR       APRIL 19,      YEAR        YEAR         YEAR          YEAR
                                                        ENDED        1999 TO      ENDED       ENDED        ENDED         ENDED
                                                       JUNE 30,     JUNE 30,     JUNE 30,    JUNE 30,     JUNE 30,      JUNE 30,
                                                         2000       1999 (a)       2000        1999         2000          1999
                                                      ----------    ---------    --------    --------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...........................  $  151,702     $    94     $ 47,967    $ 38,973    $  189,086    $  176,335
    Net realized gains (losses) from investment
      transactions..................................          --(b)       --            5           3            15            62
                                                      ----------     -------     --------    --------    ----------    ----------
Change in net assets resulting from operations......     151,702          94       47,972      38,976       189,101       176,397
                                                      ----------     -------     --------    --------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income......................    (151,631)        (94)     (46,319)    (38,973)     (186,067)     (176,335)
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
    From net investment income......................         (71)                  (1,648)                   (3,019)
                                                      ----------     -------     --------    --------    ----------    ----------
Change in net assets resulting from shareholder
  distributions.....................................    (151,702)        (94)     (47,967)    (38,973)     (189,086)     (176,335)
                                                      ----------     -------     --------    --------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions......   5,228,893      24,847       (6,346)    227,632       165,583      (229,733)
                                                      ----------     -------     --------    --------    ----------    ----------
Change in net assets................................   5,228,893      24,847       (6,341)    227,635       165,598      (229,671)
NET ASSETS:
    Beginning of period.............................      24,847          --      947,205     719,570     3,482,581     3,712,252
                                                      ----------     -------     --------    --------    ----------    ----------
    End of period...................................  $5,253,740     $24,847     $940,864    $947,205    $3,648,179    $3,482,581
                                                      ==========     =======     ========    ========    ==========    ==========

------------
(a) Period from commencement of operations.

(b) Amount is less than $1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in Thousands)

                                               INSTITUTIONAL PRIME            TREASURY ONLY                 GOVERNMENT
                                                MONEY MARKET FUND           MONEY MARKET FUND            MONEY MARKET FUND
                                             ------------------------   -------------------------   ---------------------------
                                                 YEAR       APRIL 19,      YEAR          YEAR           YEAR           YEAR
                                                ENDED        1999 TO       ENDED         ENDED         ENDED          ENDED
                                               JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,       JUNE 30,       JUNE 30,
                                                 2000       1999 (a)       2000          1999           2000           1999
                                             ------------   ---------   -----------   -----------   ------------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..............  $ 19,003,901   $ 40,208    $ 3,295,935   $ 2,888,025   $ 14,387,450   $ 10,134,570
  Proceeds from shares issued in Marquis
    acquisition............................            --         --             --        69,923             --             --
  Proceeds from shares issued in
    conversion.............................     1,422,362         --             --            --             --             --
  Dividends reinvested.....................        38,787         --          1,665         1,884         28,080         15,516
  Cost of shares redeemed..................   (15,280,864)   (15,361)    (3,426,507)   (2,732,200)   (14,465,027)   (10,379,819)
                                             ------------   --------    -----------   -----------   ------------   ------------
  Change in net assets from Class I capital
    transactions...........................  $  5,184,186   $ 24,847    $  (128,907)  $   227,632   $    (49,497)  $   (229,733)
                                             ============   ========    ===========   ===========   ============   ============
CLASS S SHARES:
  Proceeds from shares issued..............  $     71,198               $   437,061                 $    566,803
  Dividends reinvested.....................            --(b)                     --(b)                        --(b)
  Cost of shares redeemed..................       (26,491)                 (314,500)                    (351,723)
                                             ------------               -----------                 ------------
  Change in net assets from Class S capital
    transactions...........................  $     44,707               $   122,561                 $    215,080
                                             ============               ===========                 ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...................................    19,003,901     40,208      3,295,935     2,888,049     14,387,451     10,134,724
  Issued in Marquis acquisition............            --         --             --        69,923             --             --
  Issued in conversion.....................     1,422,362         --             --            --             --             --
  Reinvested...............................        38,787         --          1,665         1,884         28,080         15,516
  Redeemed.................................   (15,280,864)   (15,361)    (3,426,507)   (2,732,202)   (14,465,031)   (10,379,973)
                                             ------------   --------    -----------   -----------   ------------   ------------
  Change in Class I Shares.................     5,184,186     24,847       (128,907)      227,654        (49,500)      (229,733)
                                             ============   ========    ===========   ===========   ============   ============
CLASS S SHARES:
  Issued...................................        71,198                   437,061                      566,803
  Reinvested...............................            --(b)                     --(b)                        --(b)
  Redeemed.................................       (26,491)                 (314,500)                    (351,723)
                                             ------------               -----------                 ------------
  Change in Class S Shares.................        44,707                   122,561                      215,080
                                             ============               ===========                 ============

------------
(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INSTITUTIONAL PRIME MONEY MARKET FUND
                                                                 ----------------------------------------
                                                                                                 CLASS S
                                                                      CLASS I SHARES             SHARES
                                                                 -------------------------      ---------
                                                                    YEAR         APRIL 19,      APRIL 10,
                                                                   ENDED          1999 TO        2000 TO
                                                                  JUNE 30,       JUNE 30,       JUNE 30,
                                                                    2000         1999 (a)       2000 (a)
                                                                 ----------      ---------      ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................      $    1.000       $ 1.000        $ 1.000
                                                                 ----------       -------        -------
Investment Activities:
  Net investment income....................................           0.057         0.009          0.014
                                                                 ----------       -------        -------
Distributions:
  Net investment income....................................          (0.057)       (0.009)        (0.014)
                                                                 ----------       -------        -------
NET ASSET VALUE,
  END OF PERIOD............................................      $    1.000       $ 1.000        $ 1.000
                                                                 ==========       =======        =======
Total Return...............................................            5.87%         0.94%(b)       1.38%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........................      $5,209,033       $24,847        $44,707
  Ratio of expenses to average net assets..................            0.16%         0.18%(c)       0.35%(c)
  Ratio of net investment income to average net assets.....            6.04%         4.73%(c)       6.29%(c)
  Ratio of expenses to average net assets*.................            0.18%         0.33%(c)       0.44%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        TREASURY ONLY MONEY MARKET FUND
                                            --------------------------------------------------------
                                                                 CLASS I SHARES
                                            --------------------------------------------------------
                                                              YEAR ENDED JUNE 30,
                                            --------------------------------------------------------
                                              2000        1999        1998        1997        1996
                                            --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................  $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            --------    --------    --------    --------    --------
Investment Activities:
  Net investment income...................     0.051       0.046       0.052       0.051       0.052
                                            --------    --------    --------    --------    --------
Distributions:
  Net investment income...................    (0.051)     (0.046)     (0.052)     (0.051)     (0.052)
                                            --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD...........................  $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            ========    ========    ========    ========    ========
Total Return..............................      5.27%       4.69%       5.30%       5.24%       5.38%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......  $818,295    $947,205    $719,570    $480,860    $415,961
  Ratio of expenses to average net
     assets...............................      0.16%       0.17%       0.15%       0.15%       0.17%
  Ratio of net investment income to
     average net assets...................      5.13%       4.58%       5.18%       5.12%       5.23%

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              TREASURY ONLY
                                                               MONEY MARKET
                                                                   FUND
                                                              --------------
                                                              CLASS S SHARES
                                                              --------------
                                                                APRIL 10,
                                                                 2000 TO
                                                                 JUNE 30,
                                                                 2000 (a)
                                                              --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $  1.000
                                                                 --------
Investment Activities:
  Net investment income.....................................        0.012
                                                                 --------
Distributions:
  Net investment income.....................................       (0.012)
                                                                 --------
NET ASSET VALUE,
  END OF PERIOD.............................................     $  1.000
                                                                 ========
Total Return................................................         1.24%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $122,569
  Ratio of expenses to average net assets...................         0.35%(c)
  Ratio of net investment income to average net assets......         5.53%(c)
  Ratio of expenses to average net assets*..................         0.41%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        GOVERNMENT MONEY MARKET FUND
                                      ----------------------------------------------------------------
                                                               CLASS I SHARES
                                      ----------------------------------------------------------------
                                                            YEAR ENDED JUNE 30,
                                      ----------------------------------------------------------------
                                         2000          1999          1998          1997         1996
                                      ----------    ----------    ----------    ----------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............  $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                      ----------    ----------    ----------    ----------    --------
Investment Activities:
  Net investment income.............       0.055         0.050         0.055         0.053       0.055
                                      ----------    ----------    ----------    ----------    --------
Distributions:
  Net investment income.............      (0.055)       (0.050)       (0.055)       (0.053)     (0.055)
                                      ----------    ----------    ----------    ----------    --------
NET ASSET VALUE,
  END OF PERIOD.....................  $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                      ==========    ==========    ==========    ==========    ========
Total Return........................        5.69%         5.13%         5.64%         5.43%       5.61%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000)..........................  $3,433,100    $3,482,581    $3,712,252    $1,083,438    $855,613
  Ratio of expenses to average net
     assets.........................        0.16%         0.17%         0.15%         0.14%       0.18%
  Ratio of net investment income to
     average net assets.............        5.54%         5.02%         5.48%         5.31%       5.46%

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                GOVERNMENT
                                                               MONEY MARKET
                                                                   FUND
                                                              --------------
                                                              CLASS S SHARES
                                                              --------------
                                                                APRIL 10,
                                                                 2000 TO
                                                                 JUNE 30,
                                                                 2000 (a)
                                                              --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $  1.000
                                                                 --------
Investment Activities:
  Net investment income.....................................        0.013
                                                                 --------
Distributions:
  Net investment income.....................................       (0.013)
                                                                 --------
NET ASSET VALUE,
  END OF PERIOD.............................................     $  1.000
                                                                 ========
Total Return................................................         1.35%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $215,079
  Ratio of expenses to average net assets...................         0.35%(c)
  Ratio of net investment income to average net assets......         5.97%(c)
  Ratio of expenses to average net assets*..................         0.40%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2000

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. Each Fund is a diversified mutual fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Institutional Prime Money Market Fund and the Government Money Market Fund may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government Agency securities or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

     Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 2000, the following Funds had securities with the following amortized cost on loan (amounts in thousands):

                                                                                 AMORTIZED
                                                                     MARKET         COST
                                                                    VALUE OF     OF LOANED
                               FUND                                COLLATERAL    SECURITIES
                               ----                                ----------    ----------
   Treasury Only Money Market Fund.............................     $212,600      $205,055
   Government Money Market Fund................................       99,018        96,971

     The loaned securities were fully collateralized by U.S. Government securities as of June 30, 2000.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Net investment income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the straight-line method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income tax.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I and Class S shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

   expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICING AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, equal to 0.10% of the average daily net assets of the Institutional Prime Money Market Fund and 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets. One Group Administrative Services ("OGA"), an affiliate of the Advisor, serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and OGA. Pursuant to this agreement, OGA performs many of the Administrator's duties, for which OGA receives a fee paid by the Administrator.

   The Funds Class S shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay various shareholder servicing agents, which may include the Advisor and its affiliates, a fee at an annual rate not to exceed 0.25% of the average daily net assets of the outstanding Class S shares. Pursuant to the terms of the Plan, the shareholder servicing agents have agreed to provide certain services to the holders of these shares.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor and Distributor voluntarily agreed to waive a portion of their fees. For the period ended June 30, 2000, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                                   SHAREHOLDER
                                                                   INVESTMENT     SERVICING FEES
                                                                  ADVISORY FEES      CLASS S
                                FUND                                 WAIVED           WAIVED
                                ----                              -------------   --------------
    Institutional Prime Money Market Fund.......................      $502             $ 1
    Treasury Only Money Market Fund.............................        --              18
    Government Money Market Fund................................        --              26

5. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999 to January 17, 2000, was payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

   As of June 30, 2000, there were no loans outstanding under this agreement. During the year ended June 30, 2000, borrowings by the Funds under the Agreement were as follows (dollars in thousands):

                                                                    AVERAGE
                                                                    AMOUNT            AVERAGE
                                FUND                              OUTSTANDING      INTEREST RATE
                                ----                              -----------      -------------
    Institutional Prime Money Market Fund.......................     $123             7.19%
    Government Money Market Fund................................      149             6.73%

   The average amount outstanding was calculated based on daily balances during the period.

6. DEFERRED COMPENSATION PLAN:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Mutual Funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

7. CONVERSION OF COMMON TRUST FUND:

   The net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Mutual Fund. The transaction, completed on December 6, 1999, was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, and net asset value per share issued acquired as of conversion date. (amounts in thousands, except per share amounts):

                                                                                                 NET ASSET
                                                                                                 PER VALUE
                                                                   SHARES        NET ASSETS        SHARE
                                FUND                               ISSUED        CONVERTED        ISSUED
                                ----                              ---------      ----------      ---------
    Institutional Prime Money Market Fund.......................  1,422,362      $1,422,362        $1.00

8. REORGANIZATION:

   The Trust entered an Agreement and Plan of Reorganization and Liquidation ("the Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special shareholder meeting. The following is a summary of shares outstanding and net assets, immediately before and after the Reorganization (amounts in thousands):

                                                                                                AFTER
                                                           BEFORE REORGANIZATION           REORGANIZATION
                                                        ----------------------------    ---------------------
                                                           MARQUIS
                                                        INSTITUTIONAL     TREASURY            TREASURY
                                                            MONEY        ONLY MONEY          ONLY MONEY
                                                         MARKET FUND     MARKET FUND         MARKET FUND
                                                        -------------    -----------    ---------------------
    Shares............................................      69,923         743,308             813,231
    Net assets........................................     $69,923        $743,224            $813,147

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 2000

9. FEDERAL TAX INFORMATION (UNAUDITED):

   As of June 30, 2000 the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                        EXPIRES
                                                                  --------------------
                                FUND                              2005    2006    2008    TOTAL
                                ----                              ----    ----    ----    -----
    Treasury Only Money Market Fund.............................  $15     $17     $40      $72
    Government Money Market Fund................................   45      --      --       45

   Capital losses incurred after October 31 within the fund's fiscal year may be deferred and treated as occurring on the first day of the following year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 2001 (amounts in thousands):

                                FUND
                                ----
    Institutional Prime Money Market Fund.......................    $--(a)

------------
(a) Amount is less than $1,000.

Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 2000

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund and the Government Money Market Fund (three series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 18, 2000

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Banc One
 Investment Advisors Corporation
 serves as investment advisor to
 the One Group, for which it
 receives advisory fees.

 Call Institutional Services at
 The One Group Service Center
 at 1-877-691-1118 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-033-AN (8/00)

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